Withholding Tax Receivable (Details) - Schedule of Withholding Tax Receivables - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Withholding Tax Receivables [Abstract]
Balance at January 1,	$ 2,691,096	$ 3,531,953
Addition	401,941	381,966
Collection		(1,045,061)
Write off/ Allowance for uncollectible	(561,277)	(263,340)
Exchange difference	(73,713)	(153,902)
Balance at June 30,	$ 2,458,047	$ 2,451,616